Common stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Common stock
Common stock
As of December 31, 2018, the Company had authorized 100,000,000 shares of common stock, $0.0001 par value per share. Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors. The Company does not intend to declare dividends for the foreseeable future.
Restricted common stock to founders
In March 2014, the Company sold 4,553,415 shares of restricted common stock to the founders of the Company ("recipients"), for $0.0004 per share, for total proceeds of $1,950. In April 2014, based upon anti-dilution provisions granted to the founders, an additional 867,314 shares of restricted common stock were sold to the same founders, after which the anti-dilution provisions were terminated. The restricted common stock vested 25% upon issuance, and the remaining 75% vested ratably over four years, during which time the Company had the right to repurchase the unvested shares held by a recipient if the relationship between such recipient and the Company ceased. Such shares were not accounted for as outstanding until they vested. Unvested restricted common stock awards to non-employees were re-measured at each vest date and each financial reporting date. All restricted common stock sold to the founders of the Company had vested as of December 31, 2018 and is no longer eligible for repurchase.
The following is a summary of restricted common stock activity:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2017	169,654	$0.10
Issued	—	—
Vested	(169,654)	0.10
Forfeited	—	—
Unvested at December 31, 2018	—	$—

The total fair value of shares vested during the twelve months ended 2018, 2017 and 2016 was approximately $725,000, $3,840,000 and $9,646,000 respectively.
Restricted common stock to consultants
There were no shares of restricted common stock granted to non-employee consultants and advisors during 2018 or 2017. During 2016, the Company granted a total of 18,194 of shares of restricted common stock to non-employee consultants and advisors. Such shares are not accounted for as outstanding until they vest. There were 16,110 shares of restricted common stock issued to consultants outstanding as of December 31, 2018. Prior to July 1, 2018, unvested restricted common stock awards to non-employees were re-measured at each vest date and each financial reporting date. On July 1, 2018, the Company adopted ASU 2018-07 using a modified retrospective transition approach. As a result, the Company permanently revalued all unvested stock awards granted to non-employees as of July 1, 2018. The adoption-date fair value did not materially change from the fair value as of June 30, 2018 and therefore, a cumulative-effect adjustment was not required.
The following is a summary of restricted common stock activity:

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2017	5,334	$10.51
Issued	—	—
Vested	(3,250)	10.16
Forfeited	—	—
Unvested at December 31, 2018	2,084	$11.05

The total fair value of shares vested during the twelve months ended 2018, 2017 and 2016 was approximately $9,000, $22,000 and $71,000 respectively.
Employee stock purchase plan
As of the December 31, 2018, no shares of common stock have been purchased under the 2015 Employee Stock Purchase Plan (the "ESPP").
Shares reserved for future issuance
The Company has reserved the following number of shares of common stock for future issuance:

	As of December 31,
	2018	2017
Stock-based compensation awards	4,061,397	3,439,820
Vesting of restricted common stock	2,084	174,988
Employee stock purchase plan	713,996	534,274
Total	4,777,477	4,149,082